J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.34

Seller Name	JPM Loan ID	Seller Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Initial Exception Grade	Final Exception Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
(redacted)	304663375	(redacted)	1099790	03/05/2025	Credit	Seasoning Issue LTV Calculated from Appraisal Value	CRED 0019	3	1	Closed	Property was acquired (redacted), which is less than (redacted) days prior to the application date of (redacted) (credit report date). Per appraiser, the subject property was updated less than (redacted) year. Missing documented cost of improvements and settlement statement from purchase to verify acquisition costs and arm's length transaction. Appraisal Value (redacted) / Purchase Price (redacted), difference is (redacted). Though property was purchased in the past (redacted) months, the appraisal reflects it has not been listed in the past (redacted) months which indicates it may have been a non-arm's length purchase. Borrower is at maximum LTV for a vacant property.

Per guidelines < (redacted) Days Seasoning, Use Lesser of Purchase Price + Documented Improvements or Appraised Value. If the property was acquired via any other means besides an arms-length purchase transaction, then the loan will require approval from the (redacted) to utilize just the appraised value to determine the LTV and may be subject to a reduced leverage.	03/19/2025	Verified reserves - (redacted) months reserves or (redacted) required, (redacted) months reserves or (redacted) verified from documented assets and cash out proceeds.;	03/07/2025 Loan seasoning is calculated based on funding date of (replace), not application date.	03/19/2025 Recd response from investor, The loan seasoning condition can be cleared since the subject is not a delayed financing transaction.

															03/10/2025 Seasoning is based on the application date as per guidelines. Additionally, if the property was acquired via any other means besides an arms-length purchase transaction, then the loan requires approval from the (redacted) to utilize the appraisal value to determine the LTV.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304663375	(redacted)	1099799	03/05/2025	Credit	Missing Mortgage History	CRED 0002	3	1	Closed	Missing Mortgage History. Per guideline, when the subject property is a refinance loan and has a mortgage secured by it (redacted) will require the mortgage history to be validated and that mortgage history is required to be (redacted) and paid as agreed through the month of final approval. There are no mortgages reported on the credit report and no verification of mortgage from (redacted) in the file.	03/14/2025	Verified reserves - (redacted) months reserves or (redacted) required, (redacted) months reserves or (redacted) verified from documented assets and cash out proceeds.;	03/13/2025 Attached 03/07/2025 Additional docs provided to show VOM is for the subject payoff loan. (redacted) is a servicer.	03/14/2025 Finding is cleared with the attached account activity for mortgage prior to servicing transfer, no (redacted) in the (redacted) months reported.
															03/10/2025 Finding is partially cleared with the attached mortgage billing statement, payoff, and VOM confirming no late payments since acquisition (redacted). Missing VOM prior to servicing transfer covering closing date of (redacted) to transfer (redacted).	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304663375	(redacted)	1099800	03/05/2025	Credit	Guideline Exception(s)	GIDE 0001	3	1	Closed	Missing (redacted) documentation for (redacted):
Certificate of Good Standing
Approval for complex entity - guarantors are not direct individual owners of the borrowing entity. Borrowing entity is (redacted), owned by (redacted) (redacted) owned by non-qualifying guarantor (redacted) and (redacted) (redacted) owned by qualifying guarantor (redacted).	03/10/2025	Verified reserves - (redacted) months reserves or (redacted) required, (redacted) months reserves or (redacted) verified from documented assets and cash out proceeds.;	03/07/2025 Attached. Please clarify if you're looking for something more specific. 03/06/2025 Attached.	03/10/2025 Finding is cleared with the final loan approval, pg. 7 confirms entity approval. Series (redacted)s (aka layered entities) are allowed per guidelines.
03/06/2025 Recd SOS for (redacted), (redacted), and (redacted).
															--Finding remains. Missing lender approval for the layered (redacted) entity, (redacted). Borrowing entity is (redacted), owned by (redacted) (100% owned by non-qualifying guarantor (redacted)) and (redacted) (100% owned by qualifying guarantor (redacted)).	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304663375	(redacted)	1099801	03/05/2025	Credit	Credit Documentation is Insufficient	CRED 0093	3	2	Acknowledged	Missing felony searches for both guarantors - qualifying guarantor (redacted), non-qualifying guarantor (redacted). Felony search is referenced in the file, but the actual search is not included.	Verified reserves - (redacted) months reserves or (redacted) required, (redacted) months reserves or (redacted) verified from documented assets and cash out proceeds.;	03/07/2025 Loan was reviewed and approved by (redacted). Please advise what additional docs are needed. 03/06/2025 Attached.	03/19/2025 Investor Acknowledged Exception, we are okay with downgrading this one based on the facts and circumstances documented in the loan file.
03/10/2025 Provide (redacted) approval to document in file.
03/06/2025 Recd background checks on the qualifying guarantor and non-qualifying guarantor, order dismissing violation of parole, and motion to set bond.
--Finding remains. Per guidelines, Mortgage/Financial/Forgery and Trafficking of any kind regardless of age or level of charge convicted on will make the loan ineligible unless directly approved by (redacted). Missing approval for the following offenses against, (redacted):
Financial Fraud: Misdemeanor - Issuing Worthless Check (redacted)
Trafficking: Felony - False Imprisonment (Domestic) (redacted)
															Financial Fraud: Felony - Misrepresent Used Goods As New (redacted)	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304663368	(redacted)			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
(redacted)	304679234	(redacted)	1104081	04/09/2025	Credit	Missing Hazard Insurance Proof of Premium	HAZ 0001	3	1	Closed	Missing evidence policy (redacted) with annual premium of (redacted) was paid in full. Invoice was for (redacted), which was paid at closing.

											NOTE: Policy lists (redacted) as an additional insured. No affiliation documented in file.	04/30/2025	Verified credit history - Middle Credit Score (redacted > (redacted).; Verified housing payment history - Credit report reflects (redacted) open mortgages satisfactorily rated (redacted) months.;	04/29/2025 Borrower obtained new insurance - deductible is met - Annual policy paid in full by borrower and attached.	04/30/2025 Recd new insurance policy, premium is reflected as paid.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304679234	(redacted)	1104083	04/09/2025	Credit	Guideline Exception(s)	GIDE 0001	3	1	Closed	Subject insurance policy Wind/Hail deductible of (redacted) > (redacted) Policy (redacted).

Per Guidelines -
The maximum allowable deductible for any insurance (Hazard, Flood, Wind, Condo, etc.) covering a property loan is (redacted) of the policy amount.
												04/30/2025	Verified credit history - Middle Credit Score (redacted) > (redacted).; Verified housing payment history - Credit report reflects (redacted) open mortgages satisfactorily rated (redacted) months.;	04/29/2025 Borrower obtained new insurance - deductible is met - Annual policy paid in full by borrower and attached.	04/30/2025 Recd new insurance policy, deductibles for each peril < (redacted).	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304679234	(redacted)	1104492	04/10/2025	Credit	Credit Documentation is Insufficient	CRED 0093	3	1	Closed	Missing VOM on subject property: (redacted).	04/28/2025	Verified credit history - Middle Credit Score (redacted) > (redacted).; Verified housing payment history - Credit report reflects (redacted) open mortgages satisfactorily rated (redacted) months.;	04/25/2025 Attached.	04/28/2025 VOM for commercial liens for (redacted) provided. Finding cleared.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304679234	(redacted)	1107376	04/30/2025	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	3	2	Acknowledged	Recd new insurance policy. Missing insurers replacement cost estimator to confirm sufficient coverage.		Verified credit history - Middle Credit Score (redacted) > (redacted).; Verified housing payment history - Credit report reflects (redacted) open mortgages satisfactorily rated (redacted) months.;		05/07/2025 EV2/B Investor accepts coverage sufficient to cover the Note amount.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304683446	(redacted)			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
(redacted)	304686392	(redacted)	1104749	04/11/2025	Credit	DSCR Calculation Discrepancy	DSCR 0001	3	2	Acknowledged	Review DSCR (redacted) < (redacted) Min Required. Qualifying DSCR calculation was not provided in file.

Review Calc -
(redacted) P&I
(redacted) Tax
(redacted)  Ins
(redacted) Rent per Lease / Total PITI (redacted) = (redacted)
													Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required. ; Verified credit history - Credit report reflects two open mortgages satisfactorily rated (redacted) and (redacted) months.;		05/07/2025 05/07/2025 - Investor acknowledged exception. Finding updated to EV2/B.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304686392	(redacted)	1104751	04/11/2025	Property	Missing Third Party Appraisal Review	APPR 0046	3	1	Closed	Missing valuation tool to support the original appraisal value of (redacted). No SSR in file.

Per guidelines,
One of the following additional valuation support products is required as follows ((redacted) will provide):

(redacted) Collateral Underwriter (CU) or (redacted) Loan Collateral Advisor (LCA) ≤ (redacted) (SSR must be provided)
ARR from (redacted)
CDA from (redacted)
ARA from (redacted)
Field Review

04/17/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required. ; Verified credit history - Credit report reflects two open mortgages satisfactorily rated (redacted).;	04/17/2025 AVM	04/17/2025 AVM escalated to investor for review.

Per guidelines, ne of the following additional valuation support products is required as follows (redacted) will provide):

(redacted) Collateral Underwriter (CU) or (redacted) Loan Collateral Advisor (LCA) ≤ 2.5 (SSR must be provided)
ARR from (redacted)
CDA from (redacted)l
ARA from (redacted)
															Field Review	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304696980	(redacted)	1107618	05/01/2025	Compliance	Missing Final HUD-1	HUD 0001	4	1	Closed	Settlement Statement is not signed by seller or closing agent.	05/06/2025	Verified reserves - (redacted) months of subject PITI reserves required. Verified reserves of (redacted) months of subject PITI. ; Verified credit history - (redacted) qualifying credit scores, minimum required of (redacted). No derogatory credit. ;	05/05/2025 Attached.	05/06/2025 Recd executed settlement statement. Refer to new finding CRED 0121.	Funded	D	A	D	A	D	A	D	A	D	A
(redacted)	304696980	(redacted)	1108369	05/06/2025	Compliance	Loan disbursed prior to loan transaction date.	CRED 0121	3	1	Closed	NEW HUD 0001 PRESENTMENT - Disbursement date / interest paid to date of (dated) is prior to the transaction date of (redacted).	05/19/2025	Verified reserves - (redacted) months of subject PITI reserves required. Verified reserves of (redacted) months of subject PITI. ; Verified credit history - (redacted) qualifying credit scores, minimum required of (redacted). No derogatory credit. ;	05/13/2025 Attached is the updated Final SS and email from title stating it was sent to the buyer and seller. Loan closed on (redacted) which is when the buyer signed. Loan didn't disburse until (redacted). Please advise if anything else is needed. Thank you.	05/19/2025 HUD provided is final HUD with disbursement listed s 4/28/2025. Finding cleared.
															05/13/2025 Subject is located in a wet-funding state and prepaid interest was collected from (redacted), which is prior to disbursement on (redacted) ((redacted) additional business days collected prior to funding). Missing confirmation of date loan funded.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304700631	(redacted)	1108220	05/05/2025	Credit	Missing Lease Agreement and/or Not Executed	LEAS 0001	3	1	Closed	Lease agreement for unit (redacted) is not executed. Executed lease is required per guidelines.	05/07/2025	Verified housing payment history - Credit report reflects (redacted) open mortgages and 1 HELOC satisfactorily rated (redacted) months.; Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;	05/06/2025 Attached.	05/07/2025 Recd signed lease agreement.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304700631	(redacted)	1108228	05/05/2025	Compliance	File Documentation is Incomplete (Compliance)	COMP 0047	3	1	Closed	Missing Certification of Non-Owner Occupancy.	05/07/2025	Verified housing payment history - Credit report reflects (redacted) open mortgages and (redacted) HELOC satisfactorily rated (redacted) months.; Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;	05/06/2025 Attached.	05/07/2025 Attached signed business purpose affidavit (redacted) states the property will not be used as a personal residence.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304702507	(redacted)			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
(redacted)	304694937	(redacted)			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
(redacted)	304708799	(redacted)	1110751	05/16/2025	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	3	1	Closed	Mortgage is missing pg. (redacted).	05/20/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.; Verified housing payment history - Credit report reflects (redacted) open mortgages satisfactorily rated (redacted) months.;	05/20/2025 Recorded attached.	05/20/2025 Recd recorded copy of Mortgage containing all pages.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304708799	(redacted)	1110761	05/16/2025	Property	Non-Warrantable Condominium	COND 0011	3	2	Acknowledged	Missing investor acknowledgement of the non-warrantable condominium project. Per property management, Please be advised that all of the associations that are managed by (redacted) are not currently approved for (redacted), (redacted) loans as they do not meet the stringent criteria for these types of loans.

--Per guidelines, Non-Warrantable Condos are Ineligible.	Verified credit history - Middle Credit Score (redacted) >(redacted) Min Required.; Verified housing payment history - Credit report reflects (redacted) open mortgages satisfactorily rated (redacted) months.;	05/22/2025 EV2/B Investor Acknowledged Exception, Based on the Condo Questionnaire that is located, as well as the explanation below:

I spoke to the UW and UW manager on this; it was deemed warrantable by the guideline definitions published due to the fact that the only restriction was rental restriction during the first (redacted) years of ownership … borrower acquired the property in (redacted).

															I’ve posted the published guidelines (last couple of pages of the attached) but the letter was moreso included because it was part of the questionnaire and response – I’m fairly certain our published guidelines regarding warrantable condos has been published and approved with (redacted) but if you have any questions or if there is a salability concern please let us know and we’ll notify secondary and get the loan moving.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304710631	(redacted)	1111365	05/20/2025	Compliance	Special Flood Hazard Notification is Missing or Not Executed	FINS 0004	3	2	Acknowledged	Missing signed flood notice. No flood notice was provided in file.		Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.; Verified housing payment history - Credit report reflects (redacted)open mortgage satisfactorily rated (redacted) months.; Verified reserves - (redacted) Months Verified Reserves > (redacted) Months Required.;	05/28/2025 Per legal council, (redacted) notification rule does not apply to business purpose loans originated by a non-depository lender.	06/02/2025 EV2/B - Investor Acknowledged Exception. 05/29/2025 Finding escalated for review.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304710617	(redacted)	1111658	05/21/2025	Credit	Missing Lease Agreement and/or Not Executed	LEAS 0001	3	1	Closed	Missing rental agreement for unit (redacted). Only application from (redacted) presented.

--Per guidelines, In the event the property is occupied or appears occupied on the appraisal then a lease agreement (or comparable document conveying terms) must be provided for (redacted) to review the existing terms conveying with the purchase regardless if the current rental amount is being used for qualification or not. The lease terms must meet (redacted) lease requirements. Properties currently occupied whose owner is unable to provide a lease agreement (or comparable document conveying terms) will be ineligible for financing with (redacted) until such time that a lease is formalized or (redacted) validated occupant has vacated the property.	05/29/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.; Verified housing payment history - Satisfactory mortgage rating of (redacted) months. ; Verified reserves - (redacted) Months Verified Reserves > (redacted) Months Required.;	05/29/2025 See attached as well as the Appraisal. Tenant is currently month to month - see paragraph (redacted).
05/22/2025 Please note that the rent roll payment history shows rent amount (redacted) for apt (redacted).	05/29/2025 Finding is cleared with the attached copy of the original lease agreement.
															05/22/2025 Attached lease agreement is missing pg. (redacted). Provide missing pg. (redacted) of the rental lease agreement. Or, investor acknowledgement for the exception to lender guidelines.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304699164	(redacted)	1111733	05/21/2025	Compliance	Unable to determine Consumer or Business Purpose	TIL 0021	3	1	Closed	Missing business purpose attestation.	05/22/2025	Verified credit history - Qualifying Credit Score (redacted) > (redacted) Min Required.; Verified housing payment history - Credit report reflects (redacted) open mortgages and (redacted) open HELOC satisfactorily rated (redacted) months.;	05/22/2025 LOX business purpose	05/22/2025 Finding is cleared with the attached cash out letter confirming use of funds were to be used for business purpose.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304686401	(redacted)			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
(redacted)	304710622	(redacted)			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
(redacted)	304711847	(redacted)	1113663	06/02/2025	Compliance	Missing Prepayment Penalty	PPP 0001	2	2	Acknowledged	Note does not include a prepayment penalty, per guidelines a (redacted) months prepayment penalty is required. The rate lock reflects no penalty.		Verified reserves - (redacted) months reserves or (redacted) required, borrower has (redacted) months reserves or (redacted) in liquid assets.; Verified credit history - (redacted)(redacted), minimum required (redacted).;	06/03/2025 File uploaded was only (redacted) pages. Lock shows no PPP.	06/03/2025 EV2/B Investor lock confirmation satisfactorily documents acknowledgement of the exception.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304711846	(redacted)	1114086	06/03/2025	Compliance	Missing Prepayment Penalty	PPP 0001	2	2	Acknowledged	Note does not include a prepayment penalty, per guidelines a (redacted) months prepayment penalty is required. The rate lock reflects no penalty.		Verified reserves - (redacted) months reserves or (redacted)required, (redacted) months reserves or (redacted) verified in liquid assets.;		Client: EV2/B Investor lock confirmation satisfactorily documents acknowledgement of the exception.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304716495	(redacted)	1114008	06/03/2025	Compliance	Prepayment Penalty Not Allowed	PPP 0002	2	2	Acknowledged	(redacted) Month Prepayment Penalty Term < (redacted) Month Term Required.		Verified credit history - Middle Credit Score (redacted) >(redacted) Min Required.; Verified housing payment history - Credit report reflects (redacted) open mortgage and (redacted) open HELOC satisfactorily rated (redacted) months.;		06/03/2025 EV2/B - Investor lock confirmation evidences acknowledgement of the exception to guidelines.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304702988	(redacted)			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
(redacted)	304715266	(redacted)	1114527	06/05/2025	Credit	Missing Sufficient Evidence of Insurance	INS 0001	3	1	Closed	Missing confirmation of rent loss coverage from insurer. Evidence of insurance reflects excessive rent loss coverage of (redacted), which is also indicated to be the replacement cost and dwelling coverage limit.	06/12/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.; Verified housing payment history - Credit report reflects (redacted) open mortgage satisfactorily rated (redacted) months.;	06/12/2025 Please see attached updated EOI.	06/12/2025 Recd revised EOI reflecting rent loss (redacted).	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304697023	(redacted)	1115019	06/10/2025	Credit	Credit Documentation is Insufficient	CRED 0093	3	1	Closed	Missing final settlement statement / CD for newly purchased REO on (redacted). (redacted) reflects mortgage with (redacted) that is not reported on the credit report. Per guideline all mortgages must be verified (redacted).
												06/11/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.; Verified housing payment history - Credit report reflects (redacted) open mortgage satisfactorily rated (redacted) months.;	06/11/2025 CD	06/11/2025 Recd CD for concurrent purchase transaction.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304725219	(redacted)	1114999	06/10/2025	Property	Missing Copy of Original Appraisal report	APPR 0001	4	1	Closed	Missing appraisal for the subject property. (redacted) Comparable Rent Schedule with market rent required as well. Only the (redacted)d is in the file. Reviewer used the value (redacted) from the approval (redacted) and market rent (redacted) based on DSCR per approval (redacted).	06/11/2025	Verified liquid assets and/or savings history - (redacted) months reserves or (redacted) required, (redacted) months reserves or (redacted) verified.
													; Verified credit history - (redacted) (redacted), minimum required (redacted);	06/11/2025 Initial appraisal attached.	06/11/2025 Recd original appraisal report with (redacted).	Funded	D	A	D	A	D	A	D	A	D	A
(redacted)	304725144	(redacted)	1115395	06/12/2025	Credit	Missing Required Fraud Tool	CRED 0089	3	2	Acknowledged	Missing investor acknowledgement for missing background check for borrowing entity, (redacted). Search provided rendered no results. Entity was incorporated in (redacted).	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;	06/20/2025 Please see response from loan (redacted) with the same condition that was satisfied. "EV2/B - Investor Acknowledged Exception, SOS site shows the business exists and there is no reason to believe it is not in good standing."
06/17/2025 Legal counsel reviewed this on (date) with an additional search result attempt. No hit likely due to limited 3rd party information and/or activity. Ok to proceed.
06/16/2025 Attached.	06/20/2025 EV2/B - Investor Acknowledged Exception, SOS site shows the business exists and there is no reason to believe it is not in good standing.
06/18/2025 Escalated to investor for review.
06/16/2025 Attached search, (redacted), does not match borrowing entity,  (redacted).
															--Finding remains. Missing investor acknowledgement for missing background check for borrowing entity, (redacted). Search provided rendered no results. Entity was incorporated in (redacted).	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304725144	(redacted)	1115407	06/12/2025	Credit	Final (redacted) Application is Incomplete	APP 0002	3	1	Closed	Missing Loan Application, which includes property / rental / financial information, declarations, and the loan originator information. The (redacted) application consists of (redacted) parts: Business Purpose Borrower Application, Loan Application, and Guarantor Application. Loan file includes Business Purpose Borrower Application and Guarantor Application.	06/16/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;	06/16/2025 Attached.	06/16/2025 Recd Loan Application.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304725144	(redacted)	1115460	06/12/2025	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	3	1	Closed	Missing corrected insurance reflecting the subject loan number. Loan number, (redacted), is inaccurate, actual loan number, (redacted).	06/16/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;	06/16/2025 Attached.	06/16/2025 Recd revised EOI reflecting the subject loan number (redacted).	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304725145	(redacted)	1115435	06/12/2025	Credit	Missing Required Fraud Tool	CRED 0089	3	2	Acknowledged	Missing investor acknowledgement for missing background check for borrowing entity, (redacted). Search provided rendered no results. Entity was incorporated in (redacted).		Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;	06/17/2025 Legal counsel reviewed this on (redacted) with an additional search result attempt. No hit likely due to limited 3rd party information and/or activity. Ok to proceed.	06/20/2025 EV2/B - Investor Acknowledged Exception, SOS site shows the business exists and there is no reason to believe it is not in good standing. 06/18/2025 Escalated to investor for review.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304725145	(redacted)	1115436	06/12/2025	Compliance	File Documentation is Incomplete (Compliance)	COMP 0047	3	1	Closed	Entity Certificate is not signed by the borrowing guarantor, (redacted). The Entity Certificate is only signed by limited owner, (redacted).	06/20/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;	06/20/2025 Attached.	06/20/2025 Recd Entity Certificate electronically signed by the borrowing guarantor.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304725145	(redacted)	1115439	06/12/2025	Credit	APN Number and/or Legal Descriptions do not match security instrument	COLL 0002	3	1	Closed	APN on the Mortgage, (redacted), is inaccurate. Actual APN per appraisal / title commitment / tax cert, (redacted).	06/17/2025	Verified credit history - Middle Credit Score (redacted) >(redacted) Min Required.;	06/17/2025 Recorded Scrivener's affidavit attached.	06/17/2025 Recd scrivener's affidavit.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304725145	(redacted)	1115448	06/12/2025	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	3	1	Closed	Missing corrected insurance reflecting the subject loan number. EOI loan number, (redacted), is inaccurate, actual loan number,(redacted).	06/17/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;	06/17/2025 Attached.	06/17/2025 Recd revised EOI with correct loan number (redacted).	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304707874	(redacted)	1116204	06/18/2025	Credit	Missing Copy of Quit Claim Deed	QCD 0001	3	1	Closed	Missing evidence of vested ownership transfer from individuals to (redacted). Title is vested in (redacted) per the title commitment . Deed of Trust is to (redacted). Title requires evidence of a recorded transfer from individuals to (redacted) .	06/25/2025	Verified reserves - (redacted) months reserves or (redacted) required, (redacted) months reserves or (redacted) verified.; Verified credit history - (redacted) (redacted), minimum required (redacted);	06/23/2025 Deed from individuals to (redacted)	06/25/2025 Recd general warranty deed transferring ownership from individuals to the borrowing entity.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304727448	(redacted)			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
(redacted)	304729044	(redacted)	1116901	06/23/2025	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	3	1	Closed	Missing revised evidence of insurance reflecting the correct loan number, (redacted). EOI in file reflects loan number (redacted).	06/25/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;	06/25/2025 Attached.	06/25/2025 Recd revised EOI reflecting the correct loan number.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304729044	(redacted)	1116902	06/23/2025	Credit	Missing Required Fraud Tool	CRED 0089	2	2	Acknowledged	Missing investor acknowledgement for missing background check for borrowing entity, (redacted). Search provided rendered no results. Entity was incorporated in (redacted).		Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;		06/23/2025 EV2/B - Investor Acknowledged Exception, SOS site shows the business exists and there is no reason to believe it is not in good standing.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304721805	(redacted)	1116914	06/23/2025	Credit	Insufficient Verified Funds to Close	CRED 0016	3	2	Acknowledged	Insufficient funds for closing and reserves. Assets documented are (redacted), as of (date) combined balance is (redacted). Earnest money deposit of (redacted) is after the statement cut off. Borrower is short funds to close by (redacted) and (redacted) months required reserves (redacted). Per the final (redacted) there are proceeds from secured loan in the amount of (redacted), missing documentation for these funds.	Verified credit history - (redacted) (redacted), minimum required (redacted);	07/23/2025 EMD 07/18/2025 The attached shows loan advance from HELOC for the exact amount of funds needed for closing per the Final CD. This should cover what is needed	07/25/2025 EV2/B - Investor acknowledged exception, (redacted) Reserves (EMD Excluded) < (redacted) Reserves Required.
07/23/2025 Attached post-consummation dated statement reflects the EMD clearing the account after pre-consummation dated bank statement cutoff date. The remaining funds in the account after the EMD cleared were insufficient satisfy the (redacted) month reserve requirement, (redacted) months verified reserves < (redacted)months required.
															07/22/2025 Finding is partially cleared with the attached HELOC statement to evidence transfer of funds to close. Reserves are short (redacted). Review excluded EMD of (redacted) since it cleared after the statement cutoff date.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304716797	(redacted)			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
(redacted)	304725166	(redacted)	1118477	07/02/2025	Credit	Guideline Exception(s)	GIDE 0001	3	1	Closed	Missing approval of the subject. The property was listed for sale on (redacted), then listed again on (redacted) until removed prior to closing. The total days on the market was (redacted) days. Per guidelines, if the property was listed for sale for > (redacted) days then (redacted) must approve the loan and may reduce the applicable leverage.	07/08/2025	Established credit history - Open, active credit dates back to (redacted) with no reported lates.;	07/08/2025 Per Credit Committee review and UW Final Approval, this was evaluated and no leverage change needed.	07/08/2025 Agree, Listing Price (redacted) > Appraisal Value (redacted), thus reduction to leverage would not be applicable.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304734111	(redacted)	1118620	07/03/2025	Compliance	Flood Notice Was Not Provided to Applicant(s)	FLOOD 0001	2	2	Acknowledged	Missing evidence the Notice of Special Flood Hazard disclosure was provided to the borrower. Flood zone is AE.		Verified reserves - (redacted) months reserves or (redacted)required, (redacted) months reserves or (redacted) verified. ;		Client: 07/03/2025 EV2/B - Investor Acknowledged Exception.	Funded	B	B	B	B	B	B	B	B	B	B
(redacted)	304729220	(redacted)			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
(redacted)	304717766	(redacted)			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A